TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE
TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE

7 – TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE

The composition of trade and other receivables is as follows:

	Balance
	Current		Non-current
Trade debtors and other accounts receivable, Net	12.31.2021	12.31.2020	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	205,466,469	151,017,754	42,726	40,432
Other debtors	55,281,501	41,688,151	83,738	32,219
Other accounts receivable	4,742,656	1,315,348	—	1,211
Total	265,490,626	194,021,253	126,464	73,862

	Balance
	Current		Non-current
Trade debtors and other accounts receivable, Gross	12.31.2021	12.31.2020	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	210,175,775	154,591,684	42,726	40,432
Other debtors	55,281,501	44,691,925	83,738	32,219
Other accounts receivable	4,744,721	1,533,307	—	1,211
Total	270,201,997	200,816,916	126,464	73,862

The stratification of the portfolio is as follows:

	Balance
Current trade debtors without impairment impact	12.31.2021	12.31.2020
	ThCh$	ThCh$
Less than one month	195,325,587	147,177,119
Between one and three months	6,843,836	2,230,594
Between three and six months	1,808,425	1,708,015
Between six and eight months	2,235,866	509,855
Older than eight months	4,004,787	3,006,533
Total	210,218,501	154,632,116

The Company has approximately 282,200 clients, which may have balances in the different sections of the stratification. The number of clients is distributed geographically with 67,100 in Chile, 87,400 in Brazil, 65,800 in Argentina and 61,900 in Paraguay.

The movement in the allowance for expected credit losses is presented below:

	12.31.2021	12.31.2020
	ThCh$	ThCh$
Opening balance	6,795,663	6,492,987
Increase (decrease)	1,697,887	2,321,958
Provision reversal	(3,832,220)	(1,595,521)
Increase (decrease) for changes of foreign currency	50,041	(423,761)
Sub – total movements	(2,084,292)	302,676
Ending balance	4,711,371	6,795,663